Other information (Tables)	12 Months Ended
Dec. 31, 2024
Other information
Schedule of other information
(€ million)	2024	2023	2022
Investment in consolidated subsidiaries and businesses
Current assets	486	408	147
Non-current assets	3,863	1,985	1,981
Net borrowings	(468)	(91)	(541)
Current and non-current liabilities	(1,825)	(622)	(366)
Net effect of investments	2,056	1,680	1,221
Goodwill	33	25	482
Fair value of investments held before the acquisition of control	(28)	(271)	(21)
Non-controlling interests	(1)	(2)	(15)
Purchase price	2,060	1,432	1,667
less:
Cash and cash equivalents acquired	(265)	(155)	(31)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,795	1,277	1,636

Disposal of consolidated subsidiaries and businesses
Current assets	802	130	1,377
Non-current assets	2,695	153	8,618
Net borrowings	101	180	(2,085)
Current and non-current liabilities	(2,267)	(124)	(2,351)
Net effect of disposals	1,331	339	5,559
Current value of the stake held for business combinations	(788)	(580)	(5,726)
Reclassification among other items of OCI		(7)	(918)
Gain on disposal of business combinations	379	427	2,704
Fair value of share capital held after the sale of control	118	414
Credits for divestments		(173)	(1,609)
Selling price	1,040	420	10
less:
Cash and cash equivalents sold	(153)	(25)	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	887	395	(60)

Schedule of purchase price allocation of net assets acquired in business combination
(€ million)	HLS Bonete PV SLU e HLS Bonete Topco SLU (Provisional allocation)	HLS Bonete PV SLU e HLS Bonete Topco SLU (Definitive allocation)	Novamont SpA (Provisional allocation)	Novamont SpA (Definitive allocation)
Current assets	2	2	195	195
Property, plant and equipment	70	70	255	255
Goodwill	6	8	19	24
Current and non-current assets	37	35	557	552
Cash and cash equivalent (Net borrowings)	18	18	(207)	(207)
Current and non-current liabilities	(15)	(15)	(188)	(188)
Total purchase price	118	118	631	631